Midcap Stock Portfolio
Midcap Stock Portfolio
July 19, 2013 DREYFUS INVESTMENT PORTFOLIOS - MidCap Stock Portfolio Supplement to Summary and Statutory Prospectuses dated May 1, 2013 IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective on or about October 1, 2013, the following information will supplement the “Principal Investment Strategy” in the Summary prospectus and “Fund Summary –Principal Investment Strategy” and “Fund Details – Goal and Approach” sections in the prospectus:

The fund currently considers mid-cap companies to be those companies with market capitalizations that fall within the range of $400 million and $29 billion. The fund may invest up to 20% of its net assets in securities not considered to be mid-cap companies.